Consolidated Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Cash flows provided by operating activities:
Net cash (used in) provided by operating activities	$ 43,189	$ 79,525	$ 87,007	$ 68,651	$ 49,458
Cash flows used in investing activities:
Acquisition of the Penn Traffic Company					(85,023)
Cash paid for property and equipment	(40,312)	(24,892)	(37,565)	(45,575)	(49,663)
Cash paid for intangible assets				(1,527)
Proceeds from sale of assets				1,284	20,753
Proceeds from insurable loss recovery		1,150	1,455	609
Net cash used in investing activities	(46,307)	(51,101)	(67,054)	(45,209)	(113,933)
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	148,500		460,000		112,125
Repayments of long-term debt borrowings	(227)	(360)	(350,452)	(409)	(36,377)
Borrowings on ABL Facility					348,737
Repayments on ABL Facility					(347,737)
Proceeds from issuance of common stock					30,000
Dividend	(141,920)		(100,000)		(30,000)
Debt extinguishment cost incurred			(20,901)
Stock option exercises	227
Principal payments on capital leases	(11,275)	(9,850)	(13,318)	(11,161)	(9,294)
Deferred financing costs incurred	(8,154)		(11,943)	(57)	(5,769)
Change in bank overdraft position	47	(120)	(98)	(53)	487
Net cash provided by (used in) financing activities	498	(15,330)	(6,712)	(21,680)	62,172
Net (decrease) increase in cash and cash equivalents	(2,620)	13,094	13,241	1,762	(2,303)
Cash and cash equivalents - beginning of period	32,422	19,181	19,181	17,419	19,722
Cash and cash equivalents - end of period	29,802	32,275	32,422	19,181	17,419
2017 ABL Facility [Member]
Cash flows provided by (used in) financing activities:
Borrowings on ABL Facility	241,300		35,000
Repayments on ABL Facility	(228,000)
2013 ABL Facility [Member]
Cash flows provided by (used in) financing activities:
Borrowings on ABL Facility		66,600	158,800	612,900	348,737
Repayments on ABL Facility		(71,600)	(163,800)	(622,900)	(347,737)
Grand Union Supermarkets [Member]
Cash flows used in investing activities:
Acquisition		(27,359)	(27,640)
Independent Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(3,304)
Supermarkets [Member]
Cash flows used in investing activities:
Acquisition	(5,995)
Tops Holding II Corporation [Member]
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	148,500
Dividend	(141,920)
Stock option exercises	227
Net cash provided by (used in) financing activities	6,807
Net (decrease) increase in cash and cash equivalents	6,807
Cash and cash equivalents - beginning of period
Cash and cash equivalents - end of period	6,807
Tops Holding LLC [Member]
Cash flows provided by operating activities:
Net cash (used in) provided by operating activities	(731)	(731)	(950)	(950)	(950)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of common stock					30,000
Dividend					(30,000)
Change in intercompany payables position	731	731	950	950	950
Net cash provided by (used in) financing activities	731	731	950	950	950
Cash and cash equivalents - beginning of period
Cash and cash equivalents - end of period
Tops Markets, LLC [Member]
Cash flows provided by operating activities:
Net cash (used in) provided by operating activities	25,919	48,430	47,029	48,437	37,783
Cash flows used in investing activities:
Cash paid for property and equipment	(37,489)	(19,902)	(30,329)	(25,405)	(28,081)
Cash paid for intangible assets				(1,527)
Investment in subsidiaries					(85,023)
Change in intercompany receivables position	(731)	(731)	(950)	(950)	(950)
Net cash used in investing activities	(44,215)	(47,992)	(62,223)	(27,882)	(114,054)
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings			460,000		112,125
Repayments of long-term debt borrowings	(227)	(360)	(350,452)	(409)	(36,377)
Borrowings on ABL Facility					348,737
Repayments on ABL Facility					(347,737)
Proceeds from issuance of common stock					30,000
Dividend			(100,000)		(30,000)
Debt extinguishment cost incurred			(20,901)
Principal payments on capital leases	(10,971)	(9,580)	(12,962)	(10,838)	(9,004)
Deferred financing costs incurred	(8,154)		(11,943)	(57)	(5,769)
Change in intercompany payables position	14,879	27,651	34,785	2,464	10,786
Change in bank overdraft position	47	(120)	(98)	(53)	487
Net cash provided by (used in) financing activities	8,874	12,591	28,429	(18,893)	73,248
Net (decrease) increase in cash and cash equivalents	(9,422)	13,029	13,235	1,662	(3,023)
Cash and cash equivalents - beginning of period	31,586	18,351	18,351	16,689	19,712
Cash and cash equivalents - end of period	22,164	31,380	31,586	18,351	16,689
Tops Markets, LLC [Member] | 2017 ABL Facility [Member]
Cash flows provided by (used in) financing activities:
Borrowings on ABL Facility	241,300		35,000
Repayments on ABL Facility	(228,000)
Tops Markets, LLC [Member] | 2013 ABL Facility [Member]
Cash flows provided by (used in) financing activities:
Borrowings on ABL Facility		66,600	158,800	612,900
Repayments on ABL Facility		(71,600)	(163,800)	(622,900)
Tops Markets, LLC [Member] | Grand Union Supermarkets [Member]
Cash flows used in investing activities:
Acquisition		(27,359)	(27,640)
Tops Markets, LLC [Member] | Independent Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(3,304)
Tops Markets, LLC [Member] | Supermarkets [Member]
Cash flows used in investing activities:
Acquisition	(5,995)
Guarantor Subsidiaries [Member]
Cash flows provided by operating activities:
Net cash (used in) provided by operating activities	18,001	31,826	40,928	21,164	12,625
Cash flows used in investing activities:
Acquisition of the Penn Traffic Company					(85,023)
Cash paid for property and equipment	(2,823)	(4,990)	(7,236)	(20,170)	(21,582)
Proceeds from sale of assets				1,284	20,753
Proceeds from insurable loss recovery		1,150	1,455	609
Change in intercompany receivables position	(14,879)	(27,651)	(34,785)	(2,464)	(10,786)
Net cash used in investing activities	(17,702)	(31,491)	(40,566)	(20,741)	(96,638)
Cash flows provided by (used in) financing activities:
Principal payments on capital leases	(304)	(270)	(356)	(323)	(290)
Capital contribution					85,023
Net cash provided by (used in) financing activities	(304)	(270)	(356)	(323)	84,733
Net (decrease) increase in cash and cash equivalents	(5)	65	6	100	720
Cash and cash equivalents - beginning of period	836	830	830	730	10
Cash and cash equivalents - end of period	831	895	836	830	730
Eliminations [Member]
Cash flows used in investing activities:
Investment in subsidiaries					85,023
Change in intercompany receivables position	15,610	28,382	35,735	3,414	11,736
Net cash used in investing activities	15,610	28,382	35,735	3,414	96,759
Cash flows provided by (used in) financing activities:
Proceeds from issuance of common stock					(30,000)
Dividend					30,000
Capital contribution					(85,023)
Change in intercompany payables position	(15,610)	(28,382)	(35,735)	(3,414)	(11,736)
Net cash provided by (used in) financing activities	(15,610)	(28,382)	(35,735)	(3,414)	(96,759)
Cash and cash equivalents - beginning of period
Cash and cash equivalents - end of period